Tax - Summary of Tax on Profit (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax [line items]
Corporate income tax rate	19.00%	19.00%	19.25%
Total income tax charge for the year	$ 156	$ 132	$ 118
Before exceptional items [member] | United States [member]
Income tax [line items]
Total income tax charge for the year	$ 113	$ 93	$ 157